Short-term bank loans - Additional information (Details) ¥ in Thousands				6 Months Ended
	Jul. 09, 2020 CNY (¥)	Jan. 06, 2020 CNY (¥)	Nov. 13, 2019 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jul. 09, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 06, 2020 USD ($)	Nov. 13, 2019 USD ($)	Sep. 30, 2019 USD ($)
Short-term Debt [Line Items]
Short-term bank loans								$ 1,834,300			$ 1,400,894
Loan secured by an office property and land use right							¥ 6,850	9,700,000
Interest expenses				$ 42,596	$ 71,670
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans								1,269,900			$ 1,400,894
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans								$ 564,400
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loans		¥ 9,000							$ 1,270,000
Maturity date		Jul. 06, 2020
Effective interest rate		3.98%							3.98%
Loan agreement | Bank Of China (Lishui Branch) | Forest Food | Subsequent event
Short-term Debt [Line Items]
Short-term bank loans	¥ 10,000					$ 1,410,000
Maturity date	Jul. 07, 2021
Effective interest rate	3.95%					3.95%
Loan agreement | Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans			¥ 4,000							$ 560,000
Maturity date			Nov. 12, 2020
Effective interest rate			6.09%							6.09%